Goodwill and Other Intangible Assets (Gross Carrying Value, Accumulated Amortization and Net Carrying Value of Other Intangible Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Gross Carrying Value	$ 4,260	$ 3,419
Accumulated Amortization	(1,350)	(1,038)
Net Carrying Value	2,910	2,381
Customer Contracts and Membership Lists [Member]
Gross Carrying Value	3,623	2,864
Accumulated Amortization	(1,038)	(796)
Net Carrying Value	2,585	2,068
Patents, Trademarks and Technology [Member]
Gross Carrying Value	505	437
Accumulated Amortization	(246)	(187)
Net Carrying Value	259	250
Other [Member]
Gross Carrying Value	132	118
Accumulated Amortization	(66)	(55)
Net Carrying Value	$ 66	$ 63